UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21211

Nuveen New York AMT-Free Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen New York AMT-Free Municipal Income Fund (NRK)
June 30, 2014

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 154.0% (100.0% of Total Investments)
	MUNICIPAL BONDS – 154.0% (100.0% of Total Investments)
	Consumer Staples – 3.2% (2.1% of Total Investments)
$ 6,300	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	6/16 at 100.00	B	$ 5,177,340
	Series 2006A-3, 5.000%, 6/01/35
680	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	12/14 at 100.00	A1	679,952
	5.250%, 6/01/25
1,165	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	9/14 at 100.00	A1	1,165,384
	5.750%, 6/01/33
40,120	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.125%, 6/01/42	6/16 at 100.00	B	32,833,004
48,265	Total Consumer Staples			39,855,680
	Education and Civic Organizations – 27.9% (18.1% of Total Investments)
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
9,995	0.000%, 7/15/45	No Opt. Call	BBB–	1,878,061
28,815	0.000%, 7/15/47	No Opt. Call	BBB–	4,954,451
	Build NYC Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence,
	Series 2013A:
250	5.000%, 4/01/33	4/23 at 100.00	BBB–	253,945
2,535	5.500%, 4/01/43	4/23 at 100.00	BBB–	2,624,435
1,030	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds, St.	7/14 at 100.00	N/R	1,034,058
	Anne Institute, Issue 2, Series 1998E, 5.000%, 7/01/18 – AMBAC Insured
	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,
	Series 2001-1:
1,500	5.500%, 7/01/24 – AMBAC Insured	No Opt. Call	AA–	1,897,620
4,000	5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	AA–	4,960,680
9,400	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/17 at 100.00	AA–	9,893,782
	Series 2007A, 5.250%, 7/01/32 – NPFG Insured
4,990	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/23 at 100.00	A–	5,433,012
	Series 2013A, 5.000%, 7/01/44
4,265	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	AA–	4,857,579
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
6,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	AA–	6,921,420
	Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Touro College and
	University System, Series 2014A:
1,685	5.250%, 1/01/34	7/24 at 100.00	N/R	1,837,644
2,185	5.500%, 1/01/39	7/24 at 100.00	N/R	2,395,416
2,820	5.500%, 1/01/44	7/24 at 100.00	N/R	3,070,021
6,660	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	6,922,804
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
10,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/16 at 100.00	Aa2	10,643,000
	Facilities, Series 2006A, 5.000%, 7/01/31 – NPFG Insured
6,215	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/19 at 100.00	Aa2	6,629,168
	Facilities, Series 2009A, 5.000%, 7/01/39
4,750	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/21 at 100.00	Aa2	5,156,885
	Facilities, Series 2011A, 5.000%, 7/01/41
3,750	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/22 at 100.00	Aa2	4,124,550
	Facilities, Series 2012A, 5.000%, 7/01/37
14,585	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/23 at 100.00	Aa3	16,828,173
	Facilities, Series 2013A, 5.000%, 7/01/27
	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A:
2,000	5.000%, 7/01/25 – FGIC Insured	7/17 at 100.00	AA–	2,195,860
6,525	5.000%, 7/01/37 – FGIC Insured	7/17 at 100.00	AA–	6,869,259
1,150	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2005,	7/15 at 100.00	A3	1,168,791
	5.000%, 7/01/21 – NPFG Insured
9,180	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series	4/21 at 100.00	AAA	10,167,125
	2011A, 5.000%, 10/01/41
	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart,
	Series 2011:
1,000	5.625%, 11/01/35 – AGM Insured	5/21 at 100.00	AA	1,120,730
5,980	5.750%, 11/01/40 – AGM Insured	5/21 at 100.00	AA	6,716,078
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Fordham University, Series 2008B,	7/18 at 100.00	A2	3,268,110
	5.000%, 7/01/38 – AGC Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,	7/19 at 100.00	Baa2	1,044,870
	Series 2009, 5.250%, 7/01/29
875	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	A–	965,475
	2010, 5.250%, 7/01/30
3,250	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	No Opt. Call	AA–	3,892,428
	1998A, 6.000%, 7/01/18 – NPFG Insured
3,415	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007,	7/17 at 100.00	AA–	3,771,594
	5.000%, 7/01/32 – AMBAC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009A:
10,000	5.250%, 7/01/34	7/19 at 100.00	AA–	11,384,300
3,890	5.000%, 7/01/39	7/19 at 100.00	AA–	4,386,714
13,500	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/19 at 100.00	AA–	15,223,815
	2009B, 5.000%, 7/01/39
3,115	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/22 at 100.00	AA–	3,492,912
	2012A, 5.000%, 7/01/32
2,800	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	3,172,596
	University, Series 2008C, 5.000%, 7/01/37
	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell
	University, Series 2010A:
5,000	5.000%, 7/01/35	7/20 at 100.00	Aa1	5,679,350
11,560	5.000%, 7/01/40	7/20 at 100.00	Aa1	13,091,353
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2006A:
2,500	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	2,954,375
2,000	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	2,377,540
1,250	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester,	No Opt. Call	AA–	1,410,650
	Refunding Series 2009A, 5.125%, 7/01/39
1,000	Dutchess County Local Development Corporation, New York, Revenue Bonds, Marist College	7/23 at 100.00	A2	1,091,170
	Project, Series 2013A, 5.000%, 7/01/39
	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University
	Project, Series 2013:
1,785	5.000%, 9/01/38	9/23 at 100.00	A	1,934,333
1,785	5.000%, 9/01/43	9/23 at 100.00	A	1,924,355
15,650	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate	7/15 at 100.00	AA+	15,892,419
	University, Series 2005A, 5.000%, 7/01/40 – AMBAC Insured
1,400	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint John Fisher	6/24 at 100.00	BBB+	1,533,854
	College, Series 2014A, 5.500%, 6/01/39
7,250	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Horace	7/14 at 100.00	AA–	7,274,650
	Mann School, Series 1998, 5.000%, 7/01/28 – NPFG Insured
	New York City Industrial Development Agency, New York, Payment in Lieu of Taxes Revenue Bonds,
	Queens Baseball Stadium Project, Series 2009:
1,000	6.125%, 1/01/29 – AGC Insured	1/19 at 100.00	AA	1,153,240
1,000	6.375%, 1/01/39 – AGC Insured	1/19 at 100.00	AA	1,158,740
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
6,815	5.000%, 1/01/31 – AMBAC Insured	1/17 at 100.00	Ba1	6,979,037
5,000	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	Ba1	5,096,450
1,030	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	Ba1	1,034,573
14,500	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	Ba1	14,666,315
4,730	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA	5,725,665
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
4,280	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB	4,372,790
31,650	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	AA–	32,316,233
20,210	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	20,364,607
3,400	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of	1/21 at 100.00	A	3,678,902
	American Art, Series 2011, 5.000%, 7/01/31
	Niagara Area Development Corporation, New York, Niagara University Project, Series 2012A:
600	5.000%, 5/01/35	5/22 at 100.00	BBB+	631,530
1,000	5.000%, 5/01/42	5/22 at 100.00	BBB+	1,049,150
1,450	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project,	7/22 at 100.00	Baa2	1,518,614
	Series 2012, 5.000%, 7/01/42
1,000	Onongada County Trust For Cultural Resources, New York, Revenue Bonds, Syracuse University	12/21 at 100.00	AA–	1,101,710
	Project, Series 2011, 5.000%, 12/01/36
	Tompkins County Development Corporation, New York, Revenue Bonds, Ithaca College, Series 2011:
1,390	5.500%, 7/01/33 – AGM Insured	1/21 at 100.00	A2	1,548,293
1,000	5.250%, 7/01/36 – AGM Insured	1/21 at 100.00	A2	1,092,180
4,000	5.375%, 7/01/41 – AGM Insured	1/21 at 100.00	A2	4,372,000
3,700	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A–	3,974,540
	Series 2010A, 5.125%, 9/01/40
355,045	Total Education and Civic Organizations			348,155,979
	Financials – 2.4% (1.6% of Total Investments)
11,615	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	13,433,793
	Series 2005, 5.250%, 10/01/35
13,835	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	16,406,927
	Series 2007, 5.500%, 10/01/37
25,450	Total Financials			29,840,720
	Health Care – 10.5% (6.8% of Total Investments)
5,315	Albany Capital Resource Corporation, New York, St. Peter’s Hospital Project, Series 2011,	11/20 at 100.00	A+	6,063,405
	6.125%, 11/15/30
5,935	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series	11/17 at 100.00	A+	6,299,587
	2008A, 5.250%, 11/15/32
4,205	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series	11/17 at 100.00	A+	4,479,965
	2008D, 5.375%, 11/15/32
1,000	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series	11/17 at 100.00	A+	1,061,430
	2008E, 5.250%, 11/15/32
2,495	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/19 at 100.00	AA+	2,921,495
	Hospital for Special Surgery, Series 2009, 6.250%, 8/15/34
7,625	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AA	8,443,086
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured
	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore
	Hospital, Series 2004:
9,330	5.000%, 8/01/29 – FGIC Insured	2/15 at 100.00	AA–	9,541,418
425	5.000%, 8/01/33 – FGIC Insured	2/15 at 100.00	AA–	428,698
8,035	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	AA–	8,238,205
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
4,000	Dormitory Authority of the State of New York, North Shore Long Island Jewish Obligated Group	5/21 at 100.00	A–	4,278,920
	Revenue Bonds, Series 2011A, 5.000%, 5/01/41
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group
	Revenue Bonds, Series 2008:
3,880	6.000%, 12/01/15	No Opt. Call	Ba1	4,087,658
4,345	6.000%, 12/01/16	No Opt. Call	Ba1	4,705,114
5,430	6.500%, 12/01/21	12/18 at 100.00	Ba1	6,011,770
6,780	6.125%, 12/01/29	12/18 at 100.00	Ba1	7,152,900
14,770	6.250%, 12/01/37	12/18 at 100.00	Ba1	15,439,672
	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series 2007B:
3,865	5.250%, 7/01/27 – AGC Insured	7/17 at 100.00	AA	4,283,695
3,500	5.125%, 7/01/37 – AGC Insured	7/17 at 100.00	AA	3,751,370
6,585	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AA	6,625,695
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
900	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest System	7/20 at 100.00	A–	994,932
	Inc, Series 2010A, 5.750%, 7/01/40 – AGM Insured
1,875	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	Aa2	2,247,150
	Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.750%, 8/15/35
3,900	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General	12/22 at 100.00	A–	4,130,568
	Hospital Project, Series 2013A, 5.000%, 12/01/42
6,540	Suffolk County Economic Development Corporation, New York, Revenue Refunding Bonds, Catholic	7/21 at 100.00	BBB+	7,072,879
	Health Services of Long Island Obligated Group Project, Series 2011, 5.000%, 7/01/28
5,050	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series	11/20 at 100.00	A3	5,705,339
	2010-C2, 6.125%, 11/01/37
5,740	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	7/14 at 100.00	B+	5,743,788
	Series 2001A, 7.125%, 7/01/31
2,035	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	9/14 at 100.00	B+	2,036,343
	Series 2001B, 7.125%, 7/01/31
123,560	Total Health Care			131,745,082
	Housing/Multifamily – 0.3% (0.2% of Total Investments)
	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse
	River LLC at SUNY Canton Project Series 2010A:
1,000	5.000%, 5/01/40	5/20 at 100.00	AA	1,067,900
1,000	5.000%, 5/01/45 – AGM Insured	5/20 at 100.00	AA	1,066,280
1,040	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/20 at 100.00	AA	1,088,360
	Series 2010D-1A, 5.000%, 11/01/42
450	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B,	5/19 at 100.00	Aa2	470,556
	4.500%, 11/01/29
	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,
	Series 1996A:
25	6.100%, 11/01/15 – AGM Insured	11/14 at 100.00	AA	25,123
390	6.125%, 11/01/20 – AGM Insured	11/14 at 100.00	AA	390,998
3,905	Total Housing/Multifamily			4,109,217
	Long-Term Care – 0.8% (0.5% of Total Investments)
800	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA+	843,944
	Westchester Project, Series 2006, 5.200%, 2/15/41
7,310	Erie County Industrial Development Agency, New York, Revenue Bonds, Orchard Park CCRC Inc.	11/16 at 100.00	N/R	7,413,290
	Project, Series 2006A, 6.000%, 11/15/36
1,225	Suffolk County Economic Development Corporation, New York, Revenue Refunding Bonds, Peconic	12/20 at 100.00	BBB–	1,337,823
	Landing At Southold, Inc. Project, Series 2010, 6.000%, 12/01/40
9,335	Total Long-Term Care			9,595,057
	Tax Obligation/General – 10.7% (7.0% of Total Investments)
3,000	Dormitory Authority of the State of New York, School Districts Revenue Bond Financing Program,	10/15 at 100.00	AA–	3,134,850
	Peekskill City School District, Series 2005D, 5.000%, 10/01/33 – NPFG Insured
1,000	Nassau County, New York, General Obligation Bonds, General Improvement Series 2009C, 5.000%,	10/19 at 100.00	AA	1,088,620
	10/01/29 – AGC Insured
210	Nassau County, New York, General Obligation Improvement Bonds, Series 1993H, 5.500%, 6/15/16 –	No Opt. Call	AA–	230,059
	NPFG Insured
1,200	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	1,372,788
	New York City, New York, General Obligation Bonds, Fiscal 2012 Series A-1:
6,085	5.000%, 10/01/31	No Opt. Call	AA	6,824,388
1,000	5.000%, 10/01/33	10/22 at 100.00	AA	1,108,550
1,570	5.000%, 10/01/34	No Opt. Call	AA	1,734,489
8,665	New York City, New York, General Obligation Bonds, Fiscal 2012 Series B, 5.000%, 8/01/30	No Opt. Call	AA	9,791,363
	New York City, New York, General Obligation Bonds, Fiscal 2012 Series C:
4,610	5.000%, 8/01/25	8/22 at 100.00	AA	5,399,555
2,190	5.000%, 8/01/28	8/22 at 100.00	AA	2,499,819
	New York City, New York, General Obligation Bonds, Fiscal 2012 Series I:
1,000	5.000%, 8/01/30	8/22 at 100.00	AA	1,129,990
2,000	5.000%, 8/01/31	8/22 at 100.00	AA	2,238,780
	New York City, New York, General Obligation Bonds, Fiscal 2013 Series F-1:
5,000	5.000%, 3/01/29	3/23 at 100.00	AA	5,682,550
3,400	5.000%, 3/01/31	3/23 at 100.00	AA	3,817,554
1,000	5.000%, 3/01/33	3/23 at 100.00	AA	1,113,260
3,735	New York City, New York, General Obligation Bonds, Fiscal 2014 Series A-1, 5.000%, 8/01/26	8/23 at 100.00	AA	4,327,558
8,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series D-1, 5.000%, 8/01/30	8/23 at 100.00	AA	9,076,720
5	New York City, New York, General Obligation Bonds, Fiscal Series 1998H, 5.375%, 8/01/27 –	9/14 at 100.00	AA	5,020
	NPFG Insured
	New York City, New York, General Obligation Bonds, Fiscal Series 2001D:
5	5.250%, 8/01/15 – AGM Insured	8/15 at 100.00	AA	5,022
5	5.000%, 8/01/16 – FGIC Insured	8/16 at 100.00	AA	5,020
10,330	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AA	10,656,118
	FGIC Insured
715	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 –	No Opt. Call	AA	751,930
	AGM Insured
	New York City, New York, General Obligation Bonds, Series 2011D-I:
2,785	5.000%, 10/01/30	10/21 at 100.00	AA	3,163,203
2,880	5.000%, 10/01/34	No Opt. Call	AA	3,201,034
3,345	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012,	No Opt. Call	AA	3,800,823
	5.000%, 4/01/28
	New York City, New York, General Obligation Bonds, Series 2004E:
12,550	5.000%, 11/01/19 – AGM Insured (UB)	11/14 at 100.00	AA	12,747,035
7,850	5.000%, 11/01/20 – AGM Insured (UB)	11/14 at 100.00	AA	7,972,303
	Pavilion Central School District, Genesee County, New York, General Obligation Bonds, Series 2005:
1,650	5.000%, 6/15/16 – AGM Insured	6/15 at 100.00	AA	1,713,806
1,815	5.000%, 6/15/18 – AGM Insured	6/15 at 100.00	AA	1,896,366
	Rensselaer County, New York, General Obligation Bonds, Series 1991:
960	6.700%, 2/15/16 – AMBAC Insured	No Opt. Call	AA	1,056,614
960	6.700%, 2/15/17 – AMBAC Insured	No Opt. Call	AA	1,109,472
960	6.700%, 2/15/18 – AMBAC Insured	No Opt. Call	AA	1,152,691
960	6.700%, 2/15/19 – AMBAC Insured	No Opt. Call	AA	1,192,685
960	6.700%, 2/15/20 – AMBAC Insured	No Opt. Call	AA	1,224,451
747	6.700%, 2/15/21 – AMBAC Insured	No Opt. Call	AA	972,997
	Rochester, New York, General Obligation Bonds, Series 1999:
735	5.250%, 10/01/20 – NPFG Insured	No Opt. Call	AA–	875,547
735	5.250%, 10/01/21 – NPFG Insured	No Opt. Call	AA–	880,684
730	5.250%, 10/01/22 – NPFG Insured	No Opt. Call	AA–	879,592
730	5.250%, 10/01/23 – NPFG Insured	No Opt. Call	AA–	883,139
730	5.250%, 10/01/24 – NPFG Insured	No Opt. Call	AA–	893,330
730	5.250%, 10/01/25 – NPFG Insured	No Opt. Call	AA–	899,397
725	5.250%, 10/01/26 – NPFG Insured	No Opt. Call	AA–	896,231
1,145	Three Village Central School District, Brookhaven and Smithtown, Suffolk County, New York,	No Opt. Call	Aa2	1,321,788
	General Obligation Bonds, Series 2005, 5.000%, 6/01/18 – FGIC Insured
1,620	West Islip Union Free School District, Suffolk County, New York, General Obligation Bonds,	10/15 at 100.00	Aa3	1,712,810
	Series 2005, 5.000%, 10/01/16 – AGM Insured
7,635	Yonkers, New York, General Obligation Bonds, Series 2005A, 5.000%, 8/01/16 – NPFG Insured	8/15 at 100.00	AA–	8,000,793
	Yonkers, New York, General Obligation Bonds, Series 2005B:
1,650	5.000%, 8/01/19	8/15 at 100.00	A3	1,726,725
1,735	5.000%, 8/01/20	8/15 at 100.00	A3	1,814,706
122,047	Total Tax Obligation/General			133,982,225
	Tax Obligation/Limited – 54.1% (35.2% of Total Investments)
1,615	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds,	7/14 at 100.00	N/R	1,622,074
	Harmony Heights School, Issue 1, Series 1999C, 5.500%, 7/01/18 – AMBAC Insured
115	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds,	7/14 at 100.00	N/R	115,480
	Vanderheyden Hall Inc., Issue 2, Series 1998F, 5.250%, 7/01/18 – AMBAC Insured
825	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program –	7/14 at 100.00	N/R	828,779
	Anderson School, Series 1999E, Issue 2, 5.750%, 7/01/19 – AMBAC Insured
7,825	Dormitory Authority of the State of New York, Insured Revenue Bonds, Special Act School	7/14 at 100.00	AA–	7,857,787
	District Program, Series 1999, 5.750%, 7/01/19 – NPFG Insured
1,000	Dormitory Authority of the State of New York, Master Lease Program Revenue Bonds, Nassau	8/19 at 100.00	AA	1,098,110
	County Board of Cooperative Educational Services, Series 2009A, 5.000%, 8/15/28 – AGC Insured
10,840	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series	7/14 at 100.00	AA	10,881,409
	2004-2, 5.000%, 7/01/20 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D-1:
5,285	5.000%, 2/15/15 – NPFG Insured	No Opt. Call	AA	5,445,823
4,710	5.000%, 8/15/23 – NPFG Insured	2/15 at 100.00	AA	4,843,905
1,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/19 at 100.00	AA	1,164,540
	Program, Series 2009A, 5.625%, 10/01/29 – AGC Insured
4,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	AA	4,405,960
	Facilities, 1989 Resolution, Series 2000C, 5.750%, 5/15/16 – AGM Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	Aa2	1,169,580
	Facilities, Series 1993A, 5.500%, 5/15/19 – AMBAC Insured
4,115	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue	No Opt. Call	AA	4,519,751
	Bonds, City University System, Series 1993A, 5.750%, 7/01/18 – AGM Insured
6,435	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/15 at 100.00	AA	6,725,669
	Upstate Community Colleges, Series 2005A, 5.000%, 7/01/19 – FGIC Insured
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General
	Purpose Series 2011C:
995	5.000%, 3/15/34	No Opt. Call	AAA	1,111,027
25,100	5.000%, 3/15/41	3/21 at 100.00	AAA	27,324,613
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General
	Purpose Series 2012D:
7,550	5.000%, 2/15/33	No Opt. Call	AAA	8,443,845
10,000	5.000%, 2/15/40	No Opt. Call	AAA	10,971,300
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General
	Purpose Series 2014A:
5,000	5.000%, 2/15/29	2/24 at 100.00	AAA	5,805,500
10,000	5.000%, 2/15/30	2/24 at 100.00	AAA	11,538,900
8,100	Erie County Industrial Development Agency, New York, School Facility Refunding Revenue Bonds,	5/23 at 100.00	Aa2	9,325,206
	Buffalo City School District, Series 2013A, 5.000%, 5/01/28
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District Project, Series 2007A
5,980	5.750%, 5/01/27 – AGM Insured (UB)	5/17 at 100.00	AA	6,723,135
21,030	5.750%, 5/01/28 – AGM Insured (UB)	5/17 at 100.00	AA	23,495,137
3,540	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/18 at 100.00	AA	4,084,170
	City School District Project, Series 2008A, 5.750%, 5/01/27– AGM Insured (UB)
5,000	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/18 at 100.00	AA	5,734,550
	City School District Project, Series 2009A, 5.750%, 5/01/28 (UB)
10,125	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/19 at 100.00	Aa2	11,210,603
	City School District Project, Series 2009A, 5.000%, 5/01/31
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A:
23,030	5.750%, 2/15/47	2/21 at 100.00	A	26,291,739
6,000	5.250%, 2/15/47	2/21 at 100.00	A	6,505,860
1,850	5.000%, 2/15/47 – AGM Insured	2/21 at 100.00	AA	1,974,653
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A:
51,590	5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	53,528,752
4,200	5.000%, 2/15/47 – AGM Insured	2/17 at 100.00	AA	4,363,170
4,830	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Refunding Series	11/22 at 100.00	AA	5,561,793
	2012A, 5.000%, 11/15/29
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
1,000	5.750%, 7/01/18 – AGM Insured	No Opt. Call	AA	1,184,840
9,000	5.750%, 7/01/18 – AGM Insured (UB)	No Opt. Call	AA	10,663,560
3,675	Monroe County Industrial Development Agency, New York, School Facility Revenue Bonds,	5/23 at 100.00	Aa2	4,169,876
	Rochester Schools Modernization Project, Series 2013, 5.000%, 5/01/28
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/15 at 100.00	A–	561,977
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
13,490	5.000%, 10/15/25 – NPFG Insured	10/14 at 100.00	AAA	13,672,385
7,825	5.000%, 10/15/26 – NPFG Insured	10/14 at 100.00	AAA	7,932,437
21,910	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	22,200,965
9,655	5.000%, 10/15/32 – AMBAC Insured	10/14 at 100.00	AAA	9,778,970
10,440	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	Aa2	11,318,004
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
5	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/14 at 100.00	AAA	5,021
	Series 2002B, 5.250%, 5/01/16 – NPFG Insured
3,795	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	AAA	4,146,721
	Series 2007B, 5.000%, 11/01/30
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Series	5/19 at 100.00	AAA	5,543,300
	2009A-1, 5.000%, 5/01/36
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate
	Fiscal 2012 Series E-1:
6,225	5.000%, 2/01/37	2/22 at 100.00	AAA	6,883,730
24,155	5.000%, 2/01/42	2/22 at 100.00	AAA	26,440,546
32,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/22 at 100.00	AAA	35,849,450
	Fiscal 2012 Series F-1, 5.000%, 5/01/39
5,100	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	No Opt. Call	AAA	5,885,706
	Fiscal 2013 Series F-1, 5.000%, 2/01/29
13,530	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	2/24 at 100.00	AAA	15,164,424
	Fiscal 2014 Series D-1, 5.000%, 2/01/37
	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,
	Subordinate Lien Series 2011C:
10,000	5.500%, 11/01/35	11/20 at 100.00	AAA	11,570,700
1,000	5.000%, 11/01/39	11/20 at 100.00	AAA	1,120,470
	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,
	Subordinate Series 2011-D1:
2,000	5.250%, 2/01/30	2/21 at 100.00	AAA	2,306,180
8,490	5.000%, 2/01/35	2/21 at 100.00	AAA	9,445,125
	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A:
18,575	5.750%, 4/01/33 – AGM Insured	4/21 at 100.00	AA+	21,915,528
4,000	5.750%, 4/01/41	4/21 at 100.00	AA–	4,703,240
	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option
	Bonds Trust 3095:
2,890	13.513%, 11/15/30 – AMBAC Insured (IF) (4)	11/15 at 100.00	AA+	3,302,923
12,940	13.499%, 11/15/44 – AMBAC Insured (IF) (4)	11/15 at 100.00	AA+	14,772,822
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,
	Series 2005B:
30,795	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA+	37,530,790
5,725	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA+	6,065,638
	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A:
1,600	5.000%, 3/15/29	9/20 at 100.00	AAA	1,838,656
1,945	5.000%, 3/15/30	9/20 at 100.00	AAA	2,242,040
	New York State Urban Development Corporation, Revenue Refunding Bonds, State Facilities,
	Series 1995:
1,105	5.600%, 4/01/15 – NPFG Insured	No Opt. Call	AA	1,143,134
8,600	5.700%, 4/01/20 – AGM Insured (UB)	No Opt. Call	AA	9,994,146
12,070	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General	3/23 at 100.00	AAA	13,684,725
	Purpose Series 2013C, 5.000%, 3/15/32
2,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	2,063,500
	2005B, 5.000%, 3/15/30 – AGM Insured
3,325	Niagara Falls City School District, Niagara County, New York, Certificates of Participation,	6/15 at 100.00	AA	3,383,986
	High School Facility, Series 2005, 5.000%, 6/15/28 – AGM Insured
3,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Refunding Series	No Opt. Call	AA	3,000,270
	2002E, 5.500%, 7/01/14 – AGM Insured
12,595	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Lien Refunding	No Opt. Call	BBB	11,728,212
	Series 2009C, 5.750%, 8/01/57
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C:
28,800	0.000%, 8/01/37	No Opt. Call	AA–	5,601,024
5,145	0.000%, 8/01/38	No Opt. Call	AA–	929,907
40,150	0.000%, 8/01/39	No Opt. Call	AA–	6,742,791
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
11,000	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA–	1,884,850
13,520	0.000%, 8/01/42 – FGIC Insured	No Opt. Call	AA–	2,152,925
10,000	0.000%, 8/01/44 – NPFG Insured	No Opt. Call	AA–	1,401,200
19,900	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	2,635,755
201,690	0.000%, 8/01/46 – NPFG Insured	No Opt. Call	AA–	24,416,591
89,130	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	AA–	9,942,452
2,110	5.250%, 8/01/57	8/17 at 100.00	AA–	1,804,324
960	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Hampton Bays Public	10/14 at 100.00	A3	963,514
	Library, Series 1999A, 6.000%, 10/01/19 – NPFG Insured
985,610	Total Tax Obligation/Limited			676,362,150
	Transportation – 12.6% (8.2% of Total Investments)
13,950	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	No Opt. Call	AA–	15,580,476
	Series 2012F, 5.000%, 11/15/30
8,800	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2008A,	11/17 at 100.00	AA–	9,523,712
	5.250%, 11/15/36
27,285	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D,	11/20 at 100.00	AA–	29,999,312
	5.250%, 11/15/40
6,090	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013B,	5/23 at 100.00	AA–	6,828,413
	5.000%, 11/15/30
480	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013C,	5/23 at 100.00	AA–	533,534
	5.000%, 11/15/32
1,900	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013D,	11/23 at 100.00	AA–	2,200,751
	5.250%, 11/15/30
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E:
14,000	5.000%, 11/15/31	11/23 at 100.00	AA–	15,695,260
1,785	5.000%, 11/15/32	11/23 at 100.00	AA–	1,993,577
10,000	5.000%, 11/15/38	11/23 at 100.00	AA–	10,934,500
9,370	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014B,	5/24 at 100.00	AA–	10,674,117
	5.250%, 11/15/35
8,055	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	11/21 at 100.00	A+	8,722,437
	Series 2011, 5.000%, 11/15/44
3,420	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%,	1/18 at 100.00	AA–	3,822,637
	1/01/25 – FGIC Insured
3,910	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 –	1/15 at 100.00	A	3,987,340
	AMBAC Insured
	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
5,800	5.000%, 1/01/30 – AGM Insured	7/15 at 100.00	AA	6,040,468
3,000	5.000%, 1/01/32 – AGM Insured	7/15 at 100.00	AA	3,123,450
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
4,625	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	4,845,011
5,760	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	AA–	6,029,914
4,185	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA	5,934,665
	Eighth Series 2008, Trust 2920, 18.022%, 8/15/32 – AGM Insured (IF)
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	2,227,860
	Ninth Series 2013, 5.000%, 12/01/43
2,500	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/15 at 100.00	BBB	2,671,100
	Terminal LLC Project, Eighth Series 2010, 6.500%, 12/01/28
5,480	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	No Opt. Call	AA–	6,727,467
	Subordinate Lien Series 2002E, 5.500%, 11/15/20 – NPFG Insured
142,395	Total Transportation			158,096,001
	U.S. Guaranteed – 10.9% (7.0% of Total Investments) (5)
6,955	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College,	7/14 at 100.00	AA– (5)	6,983,098
	Series 1998, 5.000%, 7/01/21 (Pre-refunded 7/31/14) – NPFG Insured
950	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	N/R (5)	985,587
	Hospital, Series 2005, 4.900%, 8/15/31 (Pre-refunded 8/15/15)
	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk
	County Issue, Series 1986:
815	7.375%, 7/01/16 (ETM)	No Opt. Call	Aaa	871,365
245	7.375%, 7/01/16 – BIGI Insured (ETM)	No Opt. Call	Aaa	262,182
2,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, Wayne-Finger Lakes Board of	8/14 at 100.00	Aa2 (5)	2,012,120
	Cooperative Education Services, Series 2004, 5.000%, 8/15/23 (Pre-refunded 8/15/14) –
	AGM Insured
30	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	No Opt. Call	AA– (5)	30,899
	Improvements, Series 2005D-1, 5.000%, 2/15/15 (ETM)
5	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AA– (5)	5,150
	Improvements, Series 2005D-1, 5.000%, 8/15/23 (Pre-refunded 2/15/15) – NPFG Insured
7,480	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AA (5)	7,525,703
	Hospital Project, Series 2007, 5.000%, 8/15/36 (Pre-refunded 8/15/14) – AGM Insured
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,
	Series 2005F:
2,885	5.000%, 3/15/21 (Pre-refunded 3/15/15) – AGM Insured	3/15 at 100.00	Aa1 (5)	2,983,609
155	5.000%, 3/15/21 (Pre-refunded 3/15/15) – AGM Insured	3/15 at 100.00	AAA	160,377
15	Erie County Water Authority, New York, Water Revenue Bonds, Series 1990B, 6.750%, 12/01/14 –	12/14 at 100.00	AA (5)	15,406
	AMBAC Insured (ETM)
2,000	Erie County, New York, General Obligation Bonds, Series 2005A, 5.000%, 12/01/18 (Pre-refunded	12/15 at 100.00	AA– (5)	2,137,080
	12/01/15) – NPFG Insured
945	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series	7/14 at 100.00	N/R (5)	987,147
	1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A:
5,090	5.000%, 4/01/23 (Pre-refunded 10/01/15) – FGIC Insured	10/15 at 100.00	AA+ (5)	5,399,523
11,000	4.750%, 4/01/28 (Pre-refunded 10/01/15) – FGIC Insured	10/15 at 100.00	AA+ (5)	11,634,480
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A:
8,000	5.000%, 4/01/17 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	AA+ (5)	8,099,280
5,750	5.000%, 4/01/29 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	AA+ (5)	5,821,358
	Metropolitan Transportation Authority, New York, Transit Facilities Revenue Bonds, Series 1998B:
9,625	4.875%, 7/01/18 – FGIC Insured (ETM)	7/14 at 100.00	N/R (5)	9,761,868
4,500	4.750%, 7/01/26 – FGIC Insured (ETM)	7/14 at 100.00	N/R (5)	4,604,400
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,
	New York Housing Authority Program, Series 2005A:
4,600	5.000%, 7/01/16 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	AA+ (5)	4,824,664
18,865	5.000%, 7/01/25 (Pre-refunded 7/01/15) – FGIC Insured (UB) (4)	7/15 at 100.00	AA+ (5)	19,786,368
5	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	N/R (5)	5,626
	Series 2007B, 5.000%, 11/01/30 (Pre-refunded 5/01/17)
35	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16	8/15 at 100.00	AA (5)	36,831
	(Pre-refunded 8/01/15) – AGM Insured
8,190	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30	1/15 at 100.00	A2 (5)	8,391,884
	(Pre-refunded 1/01/15) – AMBAC Insured
875	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	10/15 at 100.00	N/R (5)	928,209
	2005B, 5.000%, 4/01/21 (Pre-refunded 10/01/15) – AMBAC Insured
4,500	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A,	9/14 at 100.00	AAA	4,546,035
	5.000%, 3/15/24 (Pre-refunded 9/15/14) – AMBAC Insured
500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	Aa1 (5)	517,345
	2005B, 5.000%, 3/15/30 (Pre-refunded 3/15/15) – AGM Insured
	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C:
9,395	5.000%, 6/01/28 (Pre-refunded 6/01/15) – NPFG Insured	6/15 at 100.00	AAA	9,808,756
14,700	5.000%, 6/01/28 (Pre-refunded 6/01/15) – NPFG Insured (UB)	6/15 at 100.00	AAA	15,347,388
	Yonkers, New York, General Obligation Bonds, Series 2005B:
540	5.000%, 8/01/19 (Pre-refunded 8/01/15)	8/15 at 100.00	A3 (5)	568,615
570	5.000%, 8/01/20 (Pre-refunded 8/01/15)	8/15 at 100.00	A3 (5)	600,204
131,220	Total U.S. Guaranteed			135,642,557
	Utilities – 13.0% (8.4% of Total Investments)
2,450	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds,	2/20 at 100.00	Baa3	2,638,454
	NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42
3,000	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA	3,206,250
1,045	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	1,150,953
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
8,000	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	5,976,400
8,000	0.000%, 6/01/25 – AGM Insured	No Opt. Call	AA	5,687,440
20,000	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA	13,572,600
10,000	0.000%, 6/01/27 – AGM Insured	No Opt. Call	AA	6,447,100
15,000	0.000%, 6/01/28 – AGM Insured	No Opt. Call	AA	9,216,300
10,000	0.000%, 6/01/29 – AGM Insured	No Opt. Call	AA	5,821,000
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
21,830	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AA–	23,523,571
27,015	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	AA–	29,046,258
2,750	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	2,913,680
	5.000%, 12/01/35 – CIFG Insured
3,310	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A,	5/19 at 100.00	AA+	3,814,841
	5.500%, 5/01/33 – BHAC Insured
5,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A–	5,306,950
	5.000%, 5/01/38
5,000	New York State Energy Research and Development Authority, Pollution Control Revenue Refunding	11/14 at 100.00	A	5,008,200
	Bonds, Niagara Mohawk Power Corporation, Series 1998A, 5.150%, 11/01/25 – AMBAC Insured
6,500	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue	No Opt. Call	BB+	6,553,300
	Refunding Bonds, Covanta Energy Project, Series 2012B, 4.000%, 11/01/24
2,635	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa2	2,806,091
	11/15/19 – FGIC Insured
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE:
9,500	5.000%, 12/15/32	12/23 at 100.00	AAA	11,033,205
16,305	5.000%, 12/15/41	12/23 at 100.00	AAA	18,406,715
177,340	Total Utilities			162,129,308
	Water and Sewer – 7.6% (4.9% of Total Investments)
800	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AAA	915,968
	Bonds, Fiscal 2009 Series 2008A, 5.750%, 6/15/40
5,160	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/21 at 100.00	AA+	5,605,927
	Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/17 at 100.00	AA+	5,449,700
	Bonds, Second Generation Resolution, Series 2007AA, 5.000%, 6/15/37
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue
	Bonds, Tender Option Bond Trust 2843:
19,455	5.000%, 6/15/27 – NPFG Insured (UB)	6/15 at 100.00	AAA	20,300,320
12,365	5.000%, 6/15/36 – NPFG Insured (UB)	6/16 at 100.00	AAA	13,168,725
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/24 at 100.00	AA+	11,337,400
	General Resolution Revenue Bonds, Fiscal Series 2014DD, 5.000%, 6/15/35
3,845	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds	4/20 at 100.00	AAA	4,309,280
	Master Financing, Series 2010C, 5.000%, 10/15/35
3,095	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds	2/22 at 100.00	AAA	3,432,725
	Master Financing, Series 2012B, 5.000%, 2/15/42
2,580	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/24 at 100.00	AAA	3,061,633
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Subordinated Series 2014A, 5.000%, 6/15/30
22,340	New York State Environmental Facilities Corporation,State Revolving Funds Revenue Bonds,	5/24 at 100.00	AAA	25,306,081
	Master Financing Program, Green Bonds Series 2014B, 5.000%, 5/15/44 (WI/DD, Settling 7/02/14)
2,230	Upper Mohawk Valley Regional Water Finance Authority, New York, Water System Revenue Bonds,	No Opt. Call	A1	1,722,852
	Series 2000, 0.000%, 4/01/23 – AMBAC Insured
86,870	Total Water and Sewer			94,610,611
$ 2,211,042	Total Long-Term Investments (cost $1,832,196,807)			1,924,124,587
	Floating Rate Obligations – (7.8)%			(97,580,000)
	Institutional MuniFund Term Preferred Shares, at Liquidation Value – (6.3)% (6)			(79,000,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (39.1)% (7)			(488,800,000)
	Other Assets Less Liabilities – (0.8)%			(9,489,796)
	Net Assets Applicable to Common Shares – 100%			$ 1,249,254,791

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,924,124,587	$ —	$1,924,124,587

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2014, the cost of investments was $1,734,369,437

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2014, were as follows:

Gross unrealized:
Appreciation	$128,642,314
Depreciation	(36,463,240)
Net unrealized appreciation (depreciation) of investments	$ 92,179,074

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by
Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Institutional MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 4.1%.
(7)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 25.4%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York AMT-Free Municipal Income Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                    Chief Administrative Officer (principal executive officer)

Date:         August 29, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date:         August 29, 2014